Financial Instruments (Details) - Schedule of additional bank lines of credit that the company has at its disposal to reduce liquidity risk - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Bank loans credit lines:
Drawn balances	$ 350,000	$ 350,000
Undrawn balances	183,942	182,514
Available line balance	$ 166,058	$ 167,486